OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Balance as of beginning of year	$ 5,132	$ 5,622
Services provided under warranty	(6,752)	(6,759)
Changes in provision	6,772	6,269
Balance as of end of year	$ 5,152	$ 5,132